American Beacon Garcia Hamilton Quality Bond Fund

Supplement dated August 21, 2025 to the

Summary Prospectus, dated March 1, 2025, as previously amended or supplemented

Effective immediately, Benjamin D. Monkiewicz of Garcia Hamilton & Associates, L.P. (“Garcia Hamilton”) is added as a Portfolio Manager for the American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). In addition, effective immediately, Nancy Rodriguez will retire from her position as a Portfolio Manager for the Fund. Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectus, as applicable, and all references to Ms. Rodriguez in the Fund’s Summary Prospectus are removed:

1.	On page 6 of the Summary Prospectus, under the heading “Management - Portfolio Managers,” the information regarding Garcia Hamilton is deleted and replaced with the following:

Garcia Hamilton & Associates, L.P.	Gilbert Andrew Garcia, CFA Managing Partner, Chief Investment Officer Since Fund Inception (2016)	Jeffrey D. Detwiler, CFA (MS) Partner, Co-Deputy CIO Since 2024
	Karen H. Tass, CFA (MBA) Partner, Co-Deputy CIO Since 2024	Benjamin D. Monkiewicz Partner, Portfolio Manager Since 2025

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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